SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenue	$ 754,713	$ 418,678	$ 2,708,560	$ 3,066,233
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue				$ 1,286,792
Concentration Risk, Percentage				42.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue				$ 658,018
Concentration Risk, Percentage				21.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration Risk, Percentage			14.00%
Total purchases			$ 189,150
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration Risk, Percentage			11.00%
Total purchases			$ 149,806
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration Risk, Percentage				40.00%
Total purchases				$ 233,187